Real Estate Securities Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown do not reflect any separate account fees or expenses deducted under the variable annuity contracts or variable life insurance policies using the Fund as an underlying investment option.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees	Real Estate Securities Fund
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Real Estate Securities Fund
Management Fees		0.50%
Other Expenses		0.21%
Total Annual Fund Operating Expenses		0.71%
Waivers and Expense Reimbursements	[1]	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.57%
[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.57% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through April 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. The example does not reflect the fees and expenses of any variable annuity contract or variable life insurance policy and the costs in the example would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Real Estate Securities Fund
1 Year	58
3 Years	213
5 Years	381
10 Years	869

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2011 the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in the securities of companies that are principally engaged in or related to the real estate industry (“real estate securities”), including those that own significant real estate assets, such as real estate investment trusts (“REITs”). The Fund will invest primarily in equity securities of such companies. The Fund is actively managed using a research-oriented process with a focus on cash flows, asset values and Advisors’ belief in management’s ability to increase shareholder value. The Fund does not invest directly in real estate. The Fund concentrates its investments in the real estate industry. From time to time, the Fund may also invest in debt securities of companies principally engaged in or related to the real estate industry. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

An issuer is principally “engaged in” or principally “related to” the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. The Fund typically invests in securities issued by equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, homebuilders, companies that manage real estate and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

The Fund also may invest up to 15% of its assets in real estate securities of foreign issuers and up to 20% of its assets in equity (including preferred stock) and debt securities of issuers that are not engaged in or related to the real estate industry. The benchmark index for the Fund is the FTSE NAREIT All Equity REITs Index.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund, due to the nature of the Fund's portfolio holdings, typically is subject to the following principal investment risks:

  Real Estate Investing Risk—As a result of the Fund’s investment objective, the Fund is subject to all of the risks associated with the ownership of real estate. These risks include, among others, declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, decreases in property revenues, increases in prevailing interest rates, property taxes and operating expenses, changes in zoning laws and costs resulting from the cleanup of environmental problems.

  Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to its benchmark index or mutual funds with similar investment objectives.

  Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

  Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

  Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

  Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

  Industry Concentration Risk—Because the Fund concentrates its investments in only one industry and holds securities of relatively few issuers, the value of its portfolio is likely to experience greater fluctuations and may be subject to greater risk than those of other funds.

  Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

  Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of shares of the Fund. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Fund. The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of the Fund’s benchmark index. Returns do not reflect fees and expenses of any variable annuity or variable life insurance contract and would be lower if they did.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the index. The returns for the index reflect no deduction for fees, expenses or taxes.

For current performance information of the Fund, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS (%)

Best quarter: 31.84%, for the quarter ended September 30, 2009. Worst quarter: -37.26%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2011
Average Annual Returns	1 Year	5 Years	Since Inception	Inception Date
Real Estate Securities Fund	6.73%	(1.94%)	10.80%	Oct. 28, 2002
Real Estate Securities Fund FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses or taxes)	8.28%	(1.42%)	11.34%

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts.